Net fee and commission income	6 Months Ended
Jun. 30, 2020
Net fee and commission income
Net fee and commission income

3.        Net fee and commission income

	Half-year to	Half-year to
	30 June	30 June
	2020	2019
	£m	£m
Fee and commission income:
Current accounts	305	322
Credit and debit card fees	344	460
Commercial banking and treasury fees	72	80
Private banking and asset management	−	37
Factoring	42	53
Other	191	241
Total fee and commission income	954	1,193
Fee and commission expense	(421)	(531)
Net fee and commission income	533	662

Current account and credit and debit card fees principally arise in Retail, and commercial banking, treasury and factoring fees arise in Commercial Banking.